Operating Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases
At December 31, 2016, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2017	$136,812	$5,340	$142,152
2018	124,045	2,663	126,708
2019	110,171	1,846	112,017
2020	98,739	1,838	100,577
2021	84,291	1,395	85,686
Thereafter	382,221	4,162	386,383
Total minimum payment	$936,279	$17,244	$953,523

Schedule Of Details Of Rent Expense
The following table provides detail of rent expense for fiscal years 2016, 2015 and 2014:

	2016	2015	2014
Company-operated restaurants (i)	$131,142	$135,232	$151,724
Franchised restaurants (ii)	43,311	36,381	48,814
Total rent expense	$174,453	$171,613	$200,538

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income (loss).

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income (loss).

Schedule Of Rent Expense
The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2016, 2015 and 2014:

	2016	2015	2014
Minimum rentals	$122,726	$122,110	$131,463
Contingent rentals based on sales	51,727	49,503	69,075
Total rent expense	$174,453	$171,613	$200,538